Segment information (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 33,088	$ 27,004	$ 12,916
Gross profit	13,459	10,971	5,880
Net (loss) / gain from fair value adjustment of investment properties	(22,605)	(4,352)	(17,549)
General and administrative expenses	(3,869)	(3,219)	(1,639)
Selling expenses	(4,663)	(4,007)	(1,842)
Other operating results, net	582	(206)	(32)
Profit / (loss) from operations	28,114	7,879	19,903
Share of profit / (loss) of associates and joint ventures	(721)	109	508
Segment profit / (loss)	21,295	5,220	10,078
Operations Center in Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	86,580	68,422	27,077
Costs	(61,395)	(49,110)	(19,252)
Gross profit	25,185	19,312	7,825
Net (loss) / gain from fair value adjustment of investment properties	2,160	374	(271)
General and administrative expenses	(3,870)	(3,173)	(1,360)
Selling expenses	(16,986)	(13,093)	(5,442)
Other operating results, net	467	(196)	(32)
Profit / (loss) from operations	6,956	3,224	720
Share of profit / (loss) of associates and joint ventures	(43)	105	123
Segment profit / (loss)	6,913	3,329	843
Operating assets	266,802	178,964	147,470
Operating liabilities	(215,452)	(155,235)	(132,989)
Operating assets (liabilities), net	51,350	23,729	14,481
Operations Center in Israel [Member] | Real Estate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	6,180	4,918	1,538
Costs	(2,619)	(2,333)	(467)
Gross profit	3,561	2,585	1,071
Net (loss) / gain from fair value adjustment of investment properties	1,996	261	(294)
General and administrative expenses	(363)	(290)	(100)
Selling expenses	(115)	(91)	(29)
Other operating results, net	98	46	(19)
Profit / (loss) from operations	5,177	2,511	629
Share of profit / (loss) of associates and joint ventures	167	46	226
Segment profit / (loss)	5,344	2,557	855
Operating assets	134,038	79,427	60,678
Operating liabilities	(104,202)	(64,100)	(49,576)
Operating assets (liabilities), net	29,836	15,327	11,102
Operations Center in Israel [Member] | Supermarkets [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	60,470	47,277	18,610
Costs	(44,563)	(35,432)	(14,076)
Gross profit	15,907	11,845	4,534
Net (loss) / gain from fair value adjustment of investment properties	164	113	23
General and administrative expenses	(878)	(627)	(203)
Selling expenses	(12,749)	(9,517)	(3,907)
Other operating results, net	(177)	(52)	(13)
Profit / (loss) from operations	2,267	1,762	434
Share of profit / (loss) of associates and joint ventures	20	75
Segment profit / (loss)	2,287	1,837	434
Operating assets	13,304	38,521	29,440
Operating liabilities		(29,239)	(23,614)
Operating assets (liabilities), net	13,304	9,282	5,826
Operations Center in Israel [Member] | Telecommunications [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	19,347	15,964	6,655
Costs	(13,899)	(11,183)	(4,525)
Gross profit	5,448	4,781	2,130
Net (loss) / gain from fair value adjustment of investment properties
General and administrative expenses	(1,810)	(1,592)	(708)
Selling expenses	(3,974)	(3,406)	(1,493)
Other operating results, net	140	(36)
Profit / (loss) from operations	(196)	(253)	(71)
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)	(196)	(253)	(71)
Operating assets	49,797	31,648	27,345
Operating liabilities	(38,804)	(25,032)	(21,657)
Operating assets (liabilities), net	10,993	6,616	5,688
Operations Center in Israel [Member] | Insurance [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit
Net (loss) / gain from fair value adjustment of investment properties
General and administrative expenses
Selling expenses
Other operating results, net
Profit / (loss) from operations
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)
Operating assets	12,254	8,562	4,602
Operating liabilities	(1,214)
Operating assets (liabilities), net	11,040	8,562	4,602
Operations Center in Israel [Member] | Corporate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit
Net (loss) / gain from fair value adjustment of investment properties
General and administrative expenses	(374)	(384)	(321)
Selling expenses
Other operating results, net	434	(48)
Profit / (loss) from operations	60	(432)	(321)
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)	60	(432)	(321)
Operating assets	21,231	14,734	1,753
Operating liabilities	(68,574)	(33,705)	(10,441)
Operating assets (liabilities), net	(47,343)	(18,971)	(8,688)
Operations Center in Israel [Member] | Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	583	263	274
Costs	(314)	(162)	(184)
Gross profit	269	101	90
Net (loss) / gain from fair value adjustment of investment properties
General and administrative expenses	(445)	(280)	(28)
Selling expenses	(148)	(79)	(13)
Other operating results, net	(28)	(106)
Profit / (loss) from operations	(352)	(364)	49
Share of profit / (loss) of associates and joint ventures	(230)	(16)	(103)
Segment profit / (loss)	(582)	(380)	(54)
Operating assets	36,178	6,072	23,652
Operating liabilities	(2,658)	(3,159)	(27,701)
Operating assets (liabilities), net	$ 33,520	$ 2,913	$ (4,049)